SHORT-TERM CONVERTIBLE DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SHORT-TERM CONVERTIBLE DEBT
SHORT-TERM CONVERTIBLE DEBT

9. SHORT-TERM CONVERTIBLE DEBT

Short-term Convertible Notes Payable

Auctus

On December 17, 2019, the Company entered into a securities purchase agreement and convertible note with Auctus. The convertible note issued to Auctus will be for a total of $2.4 million. The first tranche of $700,000 was received in December 2019 and matured December 17, 2021 and accrued interest at a rate of ten percent (10%). The note may not have been prepaid in whole or in part except as otherwise explicitly allowed. Any amount of principal or interest on the note which was not paid when due shall bore interest at the rate of the lessor of 24% or the maximum permitted by law (the “default interest”). The variable conversion prices equaled the lesser of: (i) the lowest trading price on the issue date, and (ii) the variable conversion price. The variable conversion price was 95% multiplied by the market price (the market price means the average of the five lowest trading prices during the period beginning on the issue date and ending on the maturity date), minus $0.04 per share, provided however that in no event could the variable conversion price be less than $0.15. If an event of default under this note occurred and/or the note was not extinguished in its entirety prior to December 17, 2020 the $0.15 price floor no longer applied.

In connection with the first tranche of $700,000, the Company issued 7,500,000 warrants to purchase common stock at an exercise price of $0.20. The fair value of the warrants at the date of issuance was $745,972; $635,000 was allocated to the warrant liability and a loss of $110,972 was recorded at the date of issuance for the amount of the fair value in excess of the net proceeds received of $635,000. The $700,000 proceeds were received net of debt issuance costs of $65,000 (net proceeds of $635,000, after administrative and legal expenses Company received $570,000). The Company used $65,000 of the proceeds to make a partial payment of the $89,250 convertible promissory note issued on July 3, 2018 to Auctus. The Company made a $700,000 payment on June 1, 2021, which resulted in a prepayment penalty of $350,000 being assessed to the Company, which remained outstanding as of March 31, 2022. The Company recorded this prepayment penalty as interest expense. Interest will not be assessed on the prepayment penalty. As of March 31, 2022 and December 31, 2021, the outstanding amount of the note was nil.

On May 27, 2020, the Company received the second tranche in the amount of $400,000, from the December 17, 2019 securities purchase agreement and convertible note with Auctus. The net amount paid to the Company was $313,000 This second tranche is part of the convertible note issued to Auctus for a total of $2.4 million of which $700,000 has already been provided by Auctus. The note maturity date is May 27, 2022 and the note accrues interest at a rate of ten percent (10%). The note may not be prepaid in whole or in part except as otherwise explicitly allowed. Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of the lessor of 24% or the maximum permitted by law (the “default interest”). The variable conversion prices shall equal the lesser of: (i) the lowest trading price on the issue date, and (ii) the variable conversion price. The variable conversion price shall mean 95% multiplied by the market price (the market price means the average of the five lowest trading prices during the period beginning on the issue date and ending on the maturity date), minus $0.04 per share, provided however that in no event shall the variable conversion price be less than $0.15. If an event of default under this note occurs and/or the note is not extinguished in its entirety prior to December 17, 2020 the $0.15 price shall no longer apply. The last tranche of $1.3 million will be received within 60 days of the S-1 registration statement becoming effective. The conversion price of the notes will be at market value with a minimum conversion amount of $0.15. In addition, as part of this transaction the Company was required to pay a 2.0% fee to a registered broker-dealer. As of March 31, 2022 and December 31, 2021, $400,000 of principal remained outstanding and accrued interest totaled $74,778 and $64,778, respectively. Further, as of March 31, 2022 and December 31, 2020, the Company had unamortized debt issuance costs of $5,211 and $13,586. As of March 31, 2022 and December 31, 2021, the estimated fair value of the derivative liability for the bifurcated conversion option was $38,129 and $31,889, respectively.

Convertible Notes in Default

On March 31, 2020, we entered into a securities purchase agreement with Auctus Fund, LLC for the issuance and sale to Auctus of $112,750 in aggregate principal amount of a 12% convertible promissory note. On June 30, 2020, we issued the note to Auctus and issued 250,000 five-year common stock warrants at an exercise price of $0.16. On April 3, 2020, we received net proceeds of $100,000. The note matured on January 26, 2021 and accrues interest at a rate of 12% per year. We may not prepay the note, in whole or in part. After the 90th calendar day after the issuance date and ending on the later of maturity date and the date of payment of the default amount, Auctus may convert the note, at any time, in whole or in part, provided such conversion does not provide Auctus with more than 4.99% of the outstanding common share stock. The conversion may be converted into shares of the our common stock, at a conversion price equal to the lesser of: (i) the lowest Trading Price during the twenty-five (25) trading day period on the last trading prior to the issue date and (ii) the variable conversion price (55% multiplied by the market price, market price means the lowest trading price for the common stock during the twenty-five (25) trading day period ending on the latest complete trading day prior to the conversion date. Trading price is the lowest trade price on the trading market as reported. The note includes customary events of default provisions and a default interest rate of 24% per year. As of March 31, 2022 and December 31, 2021, the outstanding balance on the note was $161,184 (which includes a default penalty of $48,434. As of March 31, 2022 and December 31, 2021, accrued interest of $46,099 and $36,428 are included in accrued expenses on the accompanying consolidated balance sheet, respectively.

The following table summarizes the Short-term Convertible Notes Payable, including debt in default (in thousands):

	March 31, 2022	December 31, 2021

Auctus Tranche 2	$400	$400
Auctus prepayment penalty	350	350
Auctus (March 31, 2020 Note)	161	161
Debt discount and issuance costs to be amortizaed	(5)	(14)
Convertible notes payable - short-term	$906	$897

On June 2, 2021, we entered into an exchange agreement with Auctus, which was amended on February 1, 2022. Pursuant to this agreement, Auctus agreed to exchange an aggregate of $668,290 of outstanding notes (the “Notes”), including accrued interest, and the associated warrants issued in connection with the Notes (the warrants, for the purpose of the exchange, are valued at, in the aggregate, $1,681,707) into unregistered units of our common stock, warrants and prefunded warrants otherwise in the form and ratios issued in a proposed underwritten public offering on the Nasdaq Capital Markets (the “Nasdaq Offering”).

The exchange price will be on a $1 for $1 basis such that Auctus will receive $2,349,997 of units consisting of common stock, warrants and prefunded warrants. The units being issued in the exchange with Auctus are unregistered and are being issued pursuant to Section 4(a)(2) under the Securities Act of 1933, as amended. Additionally, the units and the common stock underlying the units will be subject to a lock up agreement with the underwriters until the earlier of 120 days after the Nasdaq Offering and the date that the daily volume weighted average price of the common stock exceeds 200% of the Nasdaq Offering price for at least five consecutive trading days. Further, the termination date of the June 2, 2021 agreement was extended to April 15, 2022. The $350,000 related to default penalties will be exchanged into $350,000 of securities offered in the Nasdaq Offering.

9.  CONVERTIBLE DEBT

Short-term Convertible Notes Payable

Auctus

On December 17, 2019, the Company entered into a securities purchase agreement and convertible note with Auctus. The convertible note issued to Auctus will be for a total of $2.4 million. The first tranche of $700,000 was received in December 2019 and matures December 17, 2021 and accrues interest at a rate of ten percent (10%). The note may not be prepaid in whole or in part except as otherwise explicitly allowed. Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of the lessor of 24% or the maximum permitted by law (the “default interest”). The variable conversion prices shall equal the lesser of: (i) the lowest trading price on the issue date, and (ii) the variable conversion price. The variable conversion price shall mean 95% multiplied by the market price (the market price means the average of the five lowest trading prices during the period beginning on the issue date and ending on the maturity date), minus $0.04 per share, provided however that in no event shall the variable conversion price be less than $0.15. If an event of default under this note occurs and/or the note is not extinguished in its entirety prior to December 17, 2020 the $0.15 price shall no longer apply.

In connection with the first tranche of $700,000, the Company issued 7,500,000 warrants to purchase common stock at an exercise price of $0.20. The fair value of the warrants at the date of issuance was $745,972 and was $635,000 allocated to the warrant liability and a loss of $110,972 was recorded at the date of issuance for the amount of the fair value in excess of the net proceeds received of $635,000. The $700,000 proceeds were received net of debt issuance costs of $65,000 (net proceeds of $635,000, after administrative and legal expenses Company received $570,000). The Company used $65,000 of the proceeds to make a partial payment of the $89,250 convertible promissory note issued on July 3, 2018 to Auctus. The Company made a $700,000 payment on June 1, 2021, which resulted in a prepayment penalty of $350,000 being assessed to the Company, which was outstanding as of December 31, 2021. The Company recorded this prepayment penalty as interest expense. Interest will not be assessed on the prepayment penalty. As of December 31, 2021 and 2020, nil and $700,000, respectively, remained outstanding. As of December 31, 2021, accrued interest was paid in full and at December 31, 2020, $73,889 remained outstanding. Further, as December 31, 2021 and 2020, the Company had unamortized debt issuance costs of nil and $31,146, respectively and an unamortized debt discount on warrants of nil and $179,623, respectively and providing a net balance of $350,000 and $489,231, respectively.

On May 27, 2020, the Company received the second tranche in the amount of $400,000, from the December 17, 2019 securities purchase agreement and convertible note with Auctus. The net amount paid to the Company was $313,000 This second tranche is part of the convertible note issued to Auctus for a total of $2.4 million of which $700,000 has already been provided by Auctus. The note matures on May 27, 2022 and incurs interest at a rate of ten percent (10%). The note may not be prepaid in whole or in part except as otherwise explicitly allowed. Any amount of principal or interest on the note which is not paid when due shall bear interest at the rate of the lessor of 24% or the maximum permitted by law (the “default interest”). The variable conversion price is equal to 75% of the average of the five (5) day volume weighted average price of the common stock immediately prior to the issue date of the note (provid\ded, however, that if the common stock is trading on a public market at a price greater than 0.50 per share on the issuance date, than 75% shall be replaced with 80%). If an event of default under this note occurs and/or the note is not extinguished in its entirety prior to December 17, 2020 the $0.15 price shall no longer apply. The last tranche of $1.3 million will be received within 60 days of the S-1 registration statement becoming effective. The conversion price of the notes will be at market value with a minimum conversion amount of $0.15. In addition, as part of this transaction the Company was required to pay a 2.0% fee to a registered broker-dealer. As of December 31, 2021 and 2020, $400,000 remained outstanding and accrued interest was $64,778 and $24,222, respectively. Further, as of December 31, 2021 and 2020, the Company had unamortized debt issuance costs of $13,586 and $47,086, providing a net balance of $451,192 and $377,136. As of December 31, 2021 the bifurcated derivative liability was $31,889.

Convertible Notes in Default

On March 31, 2020, we entered into a securities purchase agreement with Auctus Fund, LLC for the issuance and sale to Auctus of $112,750 in aggregate principal amount of a 12% convertible promissory note. During the year ended December 31, 2020, we issued the note to Auctus and issued 250,000 five-year common stock warrants at an exercise price of $0.16. On April 3, 2020, we received net proceeds of $100,000. The note matured on January 26, 2021 and accrues interest at the default rate of 24% per year. We may not prepay the note, in whole or in part. After the 90th calendar day after the issuance date and ending on the later of maturity date and the date of payment of the default amount, Auctus may convert the note, at any time, in whole or in part, provided such conversion does not provide Auctus with more than 4.99% of the outstanding common share stock. The conversion may be converted into shares of the our common stock, at a conversion price equal to the lesser of: (i) the lowest Trading Price during the twenty-five (25) trading day period on the last trading prior to the issue date and (ii) the variable conversion price (55% multiplied by the market price, market price means the lowest trading price for the common stock during the twenty-five (25) trading day period ending on the latest complete trading day prior to the conversion date. Trading price is the lowest trade price on the trading market as reported. The note includes customary events of default provisions and a default interest rate of 24% per year. As of December 31, 2021 and 2020, $161,184 (which includes a default penalty of $48,434) and $112,750 remained outstanding. In addition, as of December 31, 2021 and 2020, unamortized debt issuance costs of nil and $5,100 and accrued interest was $36,428 and $10,260, respectively.

The following table summarizes the Short-term Convertible Notes Payable, including debt in default (in thousands):

	Short-term convertible notes payable , including debt in default
	December 31, 2021	December 31, 2020
Auctus Tranche 1	-	700
Auctus Tranche 2	$400	$400
Auctus prepayment penalty	350	-
Auctus (March 31, 2020 Note)	161	113
Debt discount and issuance costs to be amortized	(14)	(262)
Convertible notes payable - short-term	$897	$951

Troubled Debt Restructuring

During 2021, the prepayment penalty to Auctus was recorded as debt extinguished for Short-term Convertible Notes Payable. This prepayment penalty resulted in a loss of $350,000. In addition, the gain recognized for the extinguishment of the derivative liability due to the payoff of the $700,000 loan to Auctus of $84,000 was recorded. This debt extinguished met the criteria for troubled debt. The basic criteria are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor.

Senior Secured Promissory Note

On February 12, 2016, the Company entered into a securities purchase agreement with GPB Debt Holdings II LLC (“GPB”) for the issuance of a $1,437,500 senior secured convertible note for an aggregate purchase price of $1,029,000 (representing an original issue discount of $287,500 and debt issuance costs of $121,000). On May 28, 2016, the balance of the note was increased by $87,500 for a total principal balance of $1,525,000. On December 7, 2016, the Company entered into an exchange agreement with GPB and as a result the principal balance increased by $312,500 for a total principal balance of $1,837,500. In addition, GPB received warrants for 2,246 shares of the Company’s common stock. The Company allocated proceeds totaling $359,555 to the fair value of the warrants at issuance and recorded an additional discount on the debt. The warrants expired during the year ended December 31, 2021.

On January 16, 2020, we entered into an exchange agreement with GPB. Under the terms of this exchange agreement, we exchanged $3,360,811 of debt outstanding for the following: (1) cash payments of $1,500,000, (2) 7,185,000 warrants to purchase common stock, previously outstanding, would be exchanged for new warrants to purchase common stock shares at a strike price of $0.20 and (3) a certain amount of preferred stock shares for the remaining balance outstanding upon the final exchange date. During 2021, we made the final payments totaling $800,000 out of the total $1,500,000 and issued 2,236 shares of Series F-2 preferred stock in accordance with the terms of the agreement. In addition, 7,185,000 of common stock purchase warrants outstanding were exchanged for new warrants with a strike price of $0.20.

As of December 31, 2020, the balance due on the convertible debt was $1,709,414 Interest accrued on the note total $1,233,637 at December 31, 2020 and is included in accrued expenses on the accompanying consolidated balance sheet.

Other Convertible Debt

GHS

On May 19, 2017, the Company entered into a securities purchase agreement with GHS for the purchase of a $66,000 convertible promissory note for the purchase of $60,000 in net proceeds (representing a 10% original issue discount of $6,000). The accrued interest rate of 8% per year until it matured in December 31, 2017. Beginning February 2018, the note is convertible, in whole or in part, at the holder’s option, into shares of the Company’s stock at a conversion price equal to 60% of the lowest trading price during the 25 trading days prior to conversion. Upon the occurrence of an event of default, the note bore interest at a rate of 20% per year and the holder of the note may have required the Company to redeem or convert the note at 150% of the outstanding principal balance. As of December 31, 2020, the balance due on this note was $63,520 including a default penalty of $37,926. Interest accrued on the note totaled $17,816, at December 31, 2020 and is included in accrued expenses on the accompanying consolidated balance sheet. As of December 31, 2021, the note was paid in full.

Effective May 17, 2018, the Company entered into a securities purchase agreement with GHS for the purchase of a convertible promissory note with a principal of $9,250 for a purchase price of $7,500 (representing an original issue discount of $750 and debt issuance costs of $1,000). The note accrued interest at a rate of 8% per year until its matured June 17, 2019. Beginning February 2018, the note is convertible, in whole or in part, at the holder's option, into shares of the Company's stock at a conversion price equal to 70% of the lowest trading price during the 25 trading days prior to conversion (if the note cannot be converted due to Depository Trust Company freeze then rate decreases to 60%). Upon the occurrence of an event of default, the note bore interest at a rate of 20% per year and the holder of the note may have required the Company to redeem or convert the note at 150% of the outstanding principal balance. As of December 31, 2020, the balance due on this note was $14,187, including a default penalty of $4,937. Interest accrued on the note totaled $5,006 at December 31, 2020 and is included in accrued expenses on the accompanying consolidated balance sheet. As of December 31, 2021, the note was paid in full.

Effective June 22, 2018, the Company entered into a securities purchase agreement with GHS for the purchase of a $68,000 convertible promissory note for a purchase price of $60,000 (representing an original issue discount of $6,000 and debt issuance costs of $2,000). The note accrued interest at a rate of 10% per year until it matured on June 22, 2019. Beginning May 2019, the note was convertible, in whole or in part, at the holder's option, into shares of the Company's stock at a conversion price equal to 70% of the lowest trading price during the 25 trading days prior to conversion (if the note cannot be converted due to Depository Trust Company freeze then rate decreases to 60%). Upon the occurrence of an event of default, the note bore interest at a rate of 20% per year and the holder of the note may have required the Company to redeem or convert the note at 150% of the outstanding principal balance. As of December 31, 2020, the balance due on this note was $103,285, including a default penalty of $35,285. Interest accrued on the note totaled $39,644 at December 31, 2020, respectively, and is included in accrued expenses on the accompanying consolidated balance sheet. As of December 31, 2021, the note was paid in full.

Auctus

On May 22, 2020, the Company entered into an exchange agreement with Auctus. Based on this agreement the Company exchanged three outstanding notes, in the amounts of $150,000, $89,250, and $65,000 for a total amount $328,422 of debt outstanding, as well as any accrued interest and default penalty, for: $160,000 in cash payments (payable in monthly payments of $20,000), 500,000 shares of restricted common stock and 700,000 warrants to purchase common shares at a strike price of $0.15. The fair value of the common stock shares was $250,000 and the fair value of the warrants to purchase common shares was $196,818 (based on an estimated fair value of $0.281 as determined utilizing the Black-Scholes option pricing model). At December 31, 2020, a balance of $40,000 remained to be paid for these exchanged loans. As of December 31, 2021, the loans were paid in full.

The following table summarizes the convertible notes, including convertible debt in default (in thousands):

	Convertible notes payable, including debt in default
	December 31, 2021	December 31, 2020
GBP	$-	$1,709
GHS	-	181
Auctus	-	40
Convertible notes payable	$-	$1,930

Troubled Debt Restructuring

During 2021, the Company restructured debt with GPB resulting in the exchange of $1,709,414 of convertible debt.  This debt restructure met the criteria for troubled debt. The basic criteria are that the borrower is troubled, i.e., they are having financial difficulties, and a concession is granted by the creditor.